GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 7,410	$ 9,374
Loss on sale of assets	0	(2,211)
Amortization of deferred gains	1,801	3,787
Gain on sale of assets and amortization of deferred gains	$ 9,211	$ 10,950